Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - Loans and advances [member] - GBP (£)
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	[1]	£ 4,900,000,000	£ 5,267,000,000
Changes in fair value during the year ended	[1]	4,000,000	4,000,000
Cumulative changes in fair value from inception	[1]	(26,000,000)	(35,000,000)
Credit risk [member] | Derivatives [member]
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	[1]	£ 0	£ 0

[1]	a The value mitigated by related credit derivatives was £ nil (2018: £ nil ) .